Income Taxes (Details) - Schedule of beginning and ending balance of uncertain tax positions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of beginning and ending balance of uncertain tax positions [Abstract]
Balance at beginning of year	$ 3,015	$ 23,389	$ 25,517
Additions for tax positions related to the current year	4,684	3,826	312
Foreign currency impact	181	2,918	3,017
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitation	(500)	(26,685)	(5,457)
Classification to deferred tax assets	(1,337)	(433)
Balance at end of year	$ 6,043	$ 3,015	$ 23,389